Financial risk management - Supplier finance program (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplier Finance Program, Obligation [Roll Forward]
Confirmed obligations outstanding at the beginning of the year	€ 0.4	€ 0.4
Invoices confirmed during the year	2.9	2.7
Confirmed invoices paid during the year	3.0	2.7
Confirmed obligations outstanding at the end of the year	€ 0.3	€ 0.4
Supplier finance program, obligation, statement of financial position [extensible enumeration]	Accounts payable